UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2005

1.799846.101

ANIF-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.6%
	Shares		Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.1%
Bridgestone Corp.	72,000		$ 1,323,497
Automobiles - 0.3%
Harley-Davidson, Inc.	9,900		571,824
Honda Motor Co. Ltd.	9,100		455,728
Toyota Motor Corp.	72,600		2,699,994
			3,727,546
Hotels, Restaurants & Leisure - 4.6%
Ambassadors Group, Inc.	13,019		435,095
Aristocrat Leisure Ltd.	331,700		2,607,661
BETonSPORTS PLC	269,700		560,632
BJ's Restaurants, Inc. (a)	37,800		732,942
Boyd Gaming Corp.	52,500		2,737,875
Four Seasons Hotels, Inc. (ltd. vtg.)	28,000		1,971,391
Gaming VC Holdings SA	16,689		244,893
Greek Organization of Football Prognostics SA	20,000		582,794
Hilton Group PLC	150,470		855,896
Kerzner International Ltd. (a)	9,600		587,808
Las Vegas Sands Corp.	47,400		2,133,000
Life Time Fitness, Inc.	4,900		132,202
P.F. Chang's China Bistro, Inc. (a)	43,800		2,619,240
Panera Bread Co. Class A (a)	76,164		4,305,551
Penn National Gaming, Inc. (a)	37,000		1,087,060
Red Robin Gourmet Burgers, Inc. (a)	51,491		2,621,407
Scientific Games Corp. Class A (a)	23,700		541,545
Shuffle Master, Inc. (a)	105,000		3,040,800
Starbucks Corp. (a)	129,100		6,669,306
Starwood Hotels & Resorts Worldwide, Inc. unit	14,700		882,441
Station Casinos, Inc.	311,900		21,068,845
Wynn Resorts Ltd. (a)	132,800		8,995,872
			65,414,256
Household Durables - 0.5%
Blount International, Inc. (a)	52,500		891,450
D.R. Horton, Inc.	65,733		1,922,033
Desarrolladora Homex SA de CV ADR	19,600		481,768
Fortune Brands, Inc.	9,300		749,859
Garmin Ltd.	14,500		671,640
Mohawk Industries, Inc. (a)	12,200		1,028,460
Tempur-Pedic International, Inc. (a)	45,000		839,700
Toll Brothers, Inc. (a)	10,800		851,580
			7,436,490
Common Stocks - continued
	Shares		Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.1%
Blue Nile, Inc.	21,500		$ 594,475
eBay, Inc. (a)	17,400		648,324
			1,242,799
Media - 1.1%
Citadel Broadcasting Corp. (a)	500		6,865
Getty Images, Inc. (a)	13,400		952,874
McGraw-Hill Companies, Inc.	21,900		1,910,775
Mediaset Spa	39,900		574,613
Omnicom Group, Inc.	5,800		513,416
Pixar (a)	48,394		4,720,835
Rogers Communications, Inc. Class B (non-vtg.)	52,200		1,421,321
SBS Broadcasting SA (a)	30,500		1,362,130
Sirius Satellite Radio, Inc. (a)	220,500		1,239,210
Sogecable SA (a)	5,500		220,226
Walt Disney Co.	24,900		715,377
XM Satellite Radio Holdings, Inc. Class A (a)	66,500		2,094,750
			15,732,392
Multiline Retail - 0.2%
Marks & Spencer Group PLC	17,400		113,771
Nordstrom, Inc.	32,500		1,799,850
Target Corp.	31,200		1,560,624
			3,474,245
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A	11,600		663,984
American Eagle Outfitters, Inc.	48,600		1,436,130
Bakers Footwear Group, Inc.	105,600		1,071,840
bebe Stores, Inc.	92,150		3,128,493
Build-A-Bear Workshop, Inc.	21,600		662,040
Chico's FAS, Inc. (a)	121,700		3,439,242
Guitar Center, Inc. (a)	18,600		1,019,838
Hennes & Mauritz AB (H&M) (B Shares)	58,100		1,996,479
Inditex SA	9,700		290,074
New York & Co., Inc.	15,100		303,057
Office Depot, Inc. (a)	7,000		155,260
Pacific Sunwear of California, Inc. (a)	22,900		640,742
PETCO Animal Supplies, Inc. (a)	41,300		1,520,253
Regis Corp.	26,700		1,092,831
Signet Group PLC	86,648		176,024
Staples, Inc.	99,000		3,111,570
The Children's Place Retail Stores, Inc. (a)	5,300		253,075
Common Stocks - continued
	Shares		Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	86,000		$ 2,118,180
Too, Inc. (a)	3,900		96,213
Urban Outfitters, Inc. (a)	96,000		4,605,120
Weight Watchers International, Inc. (a)	11,900		511,462
			28,291,907
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc. (a)	7,400		294,150
Coach, Inc. (a)	90,600		5,130,678
Geox Spa	16,500		143,472
Hartmarx Corp. (a)	299,500		2,857,230
NIKE, Inc. Class B	60,100		5,006,931
Polo Ralph Lauren Corp. Class A	19,200		744,960
Quiksilver, Inc. (a)	26,700		775,101
			14,952,522
TOTAL CONSUMER DISCRETIONARY			141,595,654
CONSUMER STAPLES - 3.0%
Beverages - 0.8%
Corby Distilleries Ltd. Class A	20,000		1,273,359
Diageo PLC sponsored ADR	2,300		130,870
Hansen Natural Corp. (a)	156,100		9,376,927
PepsiCo, Inc.	5,400		286,362
			11,067,518
Food & Staples Retailing - 1.5%
CVS Corp.	3,200		168,384
Sysco Corp.	1,900		68,020
Tesco PLC	191,885		1,147,675
United Natural Foods, Inc. (a)	38,200		1,093,666
Wal-Mart de Mexico SA de CV Series V	172,000		603,549
Walgreen Co.	297,000		13,192,740
Whole Foods Market, Inc.	55,685		5,687,109
			21,961,143
Food Products - 0.3%
Groupe Danone sponsored ADR	2,800		55,916
Hershey Foods Corp.	12,200		737,612
Kellogg Co.	37,100		1,605,317
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	3,300		135,002
Common Stocks - continued
	Shares		Value
CONSUMER STAPLES - continued
Food Products - continued
Nestle SA (Reg.)	5,750		$ 1,572,726
Wm. Wrigley Jr. Co.	7,800		511,446
			4,618,019
Household Products - 0.1%
Procter & Gamble Co.	17,000		901,000
Rayovac Corp. (a)	8,700		361,920
			1,262,920
Personal Products - 0.3%
Gillette Co.	77,400		3,907,152
TOTAL CONSUMER STAPLES			42,816,752
ENERGY - 12.7%
Energy Equipment & Services - 1.1%
Diamond Offshore Drilling, Inc.	14,300		713,570
Halliburton Co.	83,400		3,607,050
Lone Star Technologies, Inc. (a)	15,100		595,393
Maverick Tube Corp. (a)	17,500		568,925
Noble Corp.	7,600		427,196
Schlumberger Ltd. (NY Shares)	106,800		7,527,264
Smith International, Inc.	3,592		225,326
Tenaris SA sponsored ADR	12,700		781,177
Unit Corp. (a)	27,300		1,233,141
			15,679,042
Oil & Gas - 11.6%
Anadarko Petroleum Corp.	4,400		334,840
Apache Corp.	36,600		2,241,018
Ashland, Inc.	20,500		1,383,135
Bill Barrett Corp.	9,600		277,536
Blackrock Ventures, Inc. (a)	343,300		2,997,559
BP PLC sponsored ADR	221,000		13,790,400
Burlington Resources, Inc.	54,400		2,723,808
Cairn Energy PLC (a)	25,300		556,038
Canadian Natural Resources Ltd.	6,800		384,362
Chesapeake Energy Corp.	116,900		2,564,786
China Petroleum & Chemical Corp. sponsored ADR	22,000		896,940
Cimarex Energy Co. (a)	10,300		401,700
Devon Energy Corp.	22,800		1,088,700
EnCana Corp.	389,900		27,541,886
Encore Acquisition Co. (a)	70,892		2,927,840
Common Stocks - continued
	Shares		Value
ENERGY - continued
Oil & Gas - continued
ENI Spa sponsored ADR	8,800		$ 1,145,408
EOG Resources, Inc.	78,400		3,821,216
Exxon Mobil Corp.	402,900		24,012,840
Forest Oil Corp. (a)	10,400		421,200
Frontline Ltd. (NY Shares)	14,000		686,000
Imperial Oil Ltd.	30,600		2,328,272
Murphy Oil Corp.	153,700		15,174,801
Newfield Exploration Co. (a)	11,200		831,712
Noble Energy, Inc.	21,200		1,442,024
Occidental Petroleum Corp.	28,500		2,028,345
OPTI Canada, Inc.	18,600		402,944
Patina Oil & Gas Corp.	14,300		572,000
PetroChina Co. Ltd. sponsored ADR	77,000		4,867,940
PetroKazakhstan, Inc. Class A	30,600		1,233,463
Petroleo Brasileiro SA Petrobras sponsored ADR	13,700		605,266
Premcor, Inc.	132,300		7,895,664
Quicksilver Resources, Inc. (a)	139,400		6,792,962
Range Resources Corp.	181,500		4,239,840
Statoil ASA	75,400		1,284,984
Talisman Energy, Inc.	9,000		308,012
Total SA sponsored ADR	71,500		8,381,945
Valero Energy Corp.	87,400		6,403,798
Whiting Petroleum Corp. New (a)	114,500		4,669,310
XTO Energy, Inc.	187,200		6,147,648
			165,808,142
TOTAL ENERGY			181,487,184
FINANCIALS - 8.9%
Capital Markets - 0.7%
Bear Stearns Companies, Inc.	6,400		639,360
BlackRock, Inc. Class A	3,000		224,790
Goldman Sachs Group, Inc.	5,500		604,945
Legg Mason, Inc.	24,200		1,890,988
Lehman Brothers Holdings, Inc.	71,000		6,685,360
			10,045,443
Commercial Banks - 1.4%
Bank of the Ozarks, Inc.	39,100		1,241,425
East West Bancorp, Inc.	19,100		705,172
HSBC Holdings PLC sponsored ADR	28,502		2,263,059
Common Stocks - continued
	Shares		Value
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	88,600		$ 9,042,516
PrivateBancorp, Inc.	3,700		116,217
Texas Regional Bancshares, Inc. Class A	2,250		67,748
UCBH Holdings, Inc.	17,700		706,230
Wells Fargo & Co.	87,700		5,244,460
			19,386,827
Consumer Finance - 1.0%
American Express Co.	114,300		5,871,591
First Marblehead Corp. (a)	19,600		1,127,588
SLM Corp.	138,500		6,902,840
			13,902,019
Diversified Financial Services - 0.4%
Brascan Corp. Class A (ltd. vtg.)	15,350		580,036
Moody's Corp.	64,400		5,207,384
Nasdaq Stock Market, Inc. (a)	50,000		535,000
			6,322,420
Insurance - 4.5%
Allstate Corp.	274,800		14,855,688
American International Group, Inc.	172,600		9,563,766
Assurant, Inc.	89,400		3,012,780
Berkshire Hathaway, Inc. Class A (a)	231		20,097,000
Genworth Financial, Inc. Class A	58,600		1,612,672
HCC Insurance Holdings, Inc.	40,100		1,450,016
Markel Corp. (a)	2,000		690,420
Marsh & McLennan Companies, Inc.	11,900		361,998
Mercury General Corp.	17,600		972,576
MetLife, Inc.	20,500		801,550
Montpelier Re Holdings Ltd.	9,700		340,955
PartnerRe Ltd.	20,800		1,343,680
ProAssurance Corp. (a)	5,000		197,500
Progressive Corp.	40,200		3,688,752
RenaissanceRe Holdings Ltd.	27,300		1,274,910
StanCorp Financial Group, Inc.	8,300		703,674
W.R. Berkley Corp.	33,700		1,671,520
Wesco Financial Corp.	300		115,494
White Mountains Insurance Group Ltd.	1,305		794,093
Willis Group Holdings Ltd.	13,100		482,997
			64,032,041
Common Stocks - continued
	Shares		Value
FINANCIALS - continued
Real Estate - 0.3%
CB Richard Ellis Group, Inc. Class A	38,600		$ 1,350,614
CBL & Associates Properties, Inc.	16,500		1,179,915
Equity Residential (SBI)	18,600		599,106
General Growth Properties, Inc.	9,900		337,590
Vornado Realty Trust	3,500		242,445
			3,709,670
Thrifts & Mortgage Finance - 0.6%
Golden West Financial Corp., Delaware	152,300		9,214,150
TOTAL FINANCIALS			126,612,570
HEALTH CARE - 12.1%
Biotechnology - 2.7%
Affymetrix, Inc. (a)	19,900		852,516
Eyetech Pharmaceuticals, Inc. (a)	10,600		291,500
Genentech, Inc. (a)	641,000		36,287,010
Idenix Pharmaceuticals, Inc.	5,500		109,175
Invitrogen Corp. (a)	5,500		380,600
MannKind Corp.	5,500		78,265
ONYX Pharmaceuticals, Inc. (a)	33,600		1,053,360
Protein Design Labs, Inc. (a)	100		1,599
Seattle Genetics, Inc. (a)	25,800		132,612
ViaCell, Inc.	10,800		81,432
			39,268,069
Health Care Equipment & Supplies - 2.9%
Alcon, Inc.	42,200		3,768,038
American Medical Systems Holdings, Inc. (a)	7,400		127,132
Animas Corp.	40,300		814,463
Aspect Medical Systems, Inc. (a)	7,300		157,607
C.R. Bard, Inc.	40,100		2,730,008
Cooper Companies, Inc.	35,671		2,600,416
DENTSPLY International, Inc.	154,700		8,417,227
DJ Orthopedics, Inc. (a)	45,200		1,132,260
Fisher Scientific International, Inc. (a)	31,604		1,798,900
Gen-Probe, Inc. (a)	41,100		1,831,416
IDEXX Laboratories, Inc. (a)	8,200		444,112
IntraLase Corp.	21,800		364,932
Intuitive Surgical, Inc. (a)	73,900		3,360,233
IRIS International, Inc. (a)	425,000		4,772,750
Kinetic Concepts, Inc.	41,800		2,493,370
Common Stocks - continued
	Shares		Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	14,000		$ 713,300
Nobel Biocare Holding AG (Switzerland)	2,156		453,653
St. Jude Medical, Inc. (a)	39,600		1,425,600
Synthes, Inc.	21,431		2,382,317
Ventana Medical Systems, Inc. (a)	27,200		1,018,912
Waters Corp. (a)	21,900		783,801
			41,590,447
Health Care Providers & Services - 3.9%
Advisory Board Co. (a)	8,500		371,450
Aetna, Inc.	333,000		24,958,350
American Healthways, Inc. (a)	39,900		1,317,498
Caremark Rx, Inc. (a)	27,800		1,105,884
Matria Healthcare, Inc. (a)	29,700		912,087
Merge Technologies, Inc. (a)	17,300		303,615
Molina Healthcare, Inc. (a)	1,700		78,353
Patterson Companies, Inc. (a)	170,900		8,536,455
UnitedHealth Group, Inc.	144,400		13,772,872
VCA Antech, Inc. (a)	7,400		149,702
Ventiv Health, Inc. (a)	13,200		303,600
WebMD Corp. (a)	9,200		78,200
Wellcare Health Plans, Inc.	3,800		115,748
WellPoint, Inc. (a)	30,200		3,785,570
			55,789,384
Pharmaceuticals - 2.6%
American Pharmaceutical Partners, Inc. (a)	2,000		103,480
Cypress Bioscience, Inc. (a)	11,800		107,852
Johnson & Johnson	89,800		6,030,968
Novartis AG sponsored ADR	80,400		3,761,112
Novo Nordisk AS Series B	98,600		5,489,214
Roche Holding AG (participation certificate)	182,356		19,539,504
Schering-Plough Corp.	78,000		1,415,700
Sepracor, Inc. (a)	5,100		292,791
			36,740,621
TOTAL HEALTH CARE			173,388,521
INDUSTRIALS - 7.1%
Aerospace & Defense - 0.2%
L-3 Communications Holdings, Inc.	14,200		1,008,484
Common Stocks - continued
	Shares		Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Rockwell Collins, Inc.	13,700		$ 651,983
United Technologies Corp.	14,000		1,423,240
			3,083,707
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	88,200		4,544,946
EGL, Inc. (a)	9,600		218,880
			4,763,826
Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR (a)	113,300		4,959,141
Building Products - 0.1%
Lennox International, Inc.	11,100		243,312
Masco Corp.	20,500		710,735
			954,047
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B	28,200		741,096
Cendant Corp.	12,500		256,750
Consolidated Graphics, Inc. (a)	1,100		57,860
Corporate Executive Board Co.	3,400		217,430
Educate, Inc.	19,700		273,239
Laureate Education, Inc. (a)	49,700		2,126,663
PeopleSupport, Inc.	5,200		45,760
PHH Corp. (a)	6,570		143,686
R.R. Donnelley & Sons Co.	6,000		189,720
Resources Connection, Inc. (a)	90,600		1,896,258
Robert Half International, Inc.	63,800		1,720,048
			7,668,510
Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV (NY Shares)	7,500		330,225
Jacobs Engineering Group, Inc. (a)	28,000		1,453,760
			1,783,985
Electrical Equipment - 1.2%
American Power Conversion Corp.	197,900		5,167,169
Cooper Industries Ltd. Class A	136,500		9,762,480
Rockwell Automation, Inc.	12,200		691,008
Roper Industries, Inc.	200		13,100
Ultralife Batteries, Inc. (a)	53,100		909,072
			16,542,829
Common Stocks - continued
	Shares		Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	2,900		$ 202,333
Hutchison Whampoa Ltd.	173,000		1,469,495
Siemens AG sponsored ADR	16,600		1,312,396
			2,984,224
Machinery - 3.3%
A.S.V., Inc. (a)	25,200		999,054
Bucyrus International, Inc. Class A	15,600		609,336
Caterpillar, Inc.	67,400		6,163,056
Cummins, Inc.	59,900		4,213,965
Danaher Corp.	186,200		9,944,942
Deere & Co.	15,100		1,013,663
Eaton Corp.	6,500		425,100
Harsco Corp.	12,100		721,281
Ingersoll-Rand Co. Ltd. Class A	19,400		1,545,210
ITT Industries, Inc.	1,200		108,288
Joy Global, Inc.	71,750		2,515,555
Oshkosh Truck Co.	11,100		910,089
PACCAR, Inc.	183,350		13,272,707
Pall Corp.	6,400		173,568
Volvo AB ADR	81,300		3,609,720
			46,225,534
Marine - 0.0%
Alexander & Baldwin, Inc.	4,400		181,280
Stolt-Nielsen SA	7,500		268,652
			449,932
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	5,900		318,187
Canadian National Railway Co.	67,800		4,280,246
Heartland Express, Inc.	4,050		77,558
Knight Transportation, Inc.	19,720		486,492
Laidlaw International, Inc. (a)	2,300		47,840
Landstar System, Inc. (a)	78,500		2,570,875
Norfolk Southern Corp.	10,900		403,845
Yellow Roadway Corp. (a)	34,700		2,031,338
			10,216,381
Common Stocks - continued
	Shares		Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Fastenal Co.	9,600		$ 530,976
Mitsui & Co. Ltd.	81,000		747,111
			1,278,087
TOTAL INDUSTRIALS			100,910,203
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.4%
Comverse Technology, Inc. (a)	84,700		2,136,134
Ditech Communications Corp. (a)	75,000		935,250
Harris Corp.	75,200		2,455,280
Plantronics, Inc.	23,000		875,840
QUALCOMM, Inc.	204,000		7,476,600
Research In Motion Ltd. (a)	74,600		5,718,675
			19,597,779
Computers & Peripherals - 2.3%
Apple Computer, Inc. (a)	454,900		18,955,683
Avid Technology, Inc. (a)	24,800		1,342,176
Dell, Inc. (a)	109,300		4,199,306
Hewlett-Packard Co.	219,100		4,807,054
NCR Corp. (a)	29,200		985,208
Network Appliance, Inc. (a)	5,500		152,130
Seagate Technology	107,300		2,097,715
			32,539,272
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A	39,900		1,477,896
Cogent, Inc.	10,300		259,354
Dionex Corp. (a)	3,400		185,300
Dolby Laboratories, Inc. Class A	6,000		141,000
FARO Technologies, Inc. (a)	1,200		28,248
FLIR Systems, Inc. (a)	139,782		4,235,395
Hon Hai Precision Industries Co. Ltd.	676,049		3,004,090
National Instruments Corp.	14,500		392,225
Symbol Technologies, Inc.	100,600		1,457,694
Trimble Navigation Ltd. (a)	8,800		297,528
Xyratex Ltd.	7,200		134,640
			11,613,370
Internet Software & Services - 4.6%
Akamai Technologies, Inc. (a)	43,500		553,755
Common Stocks - continued
	Shares		Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Boss Media AB (a)	42,000		$ 185,899
Digital River, Inc. (a)	16,800		523,488
Google, Inc. Class A (sub. vtg.)	170,200		30,722,802
InfoSpace, Inc. (a)	14,400		587,952
Marchex, Inc. Class B	40,000		745,600
Websense, Inc. (a)	24,343		1,309,653
Yahoo!, Inc. (a)	909,200		30,821,880
			65,451,029
IT Services - 2.1%
Alliance Data Systems Corp. (a)	93,800		3,789,520
Cognizant Technology Solutions Corp. Class A (a)	141,414		6,533,327
Fiserv, Inc. (a)	45,600		1,814,880
Global Payments, Inc.	3,300		212,817
Infosys Technologies Ltd. sponsored ADR	114,500		8,442,085
Kanbay International, Inc.	6,300		128,898
Ness Technologies, Inc.	115,700		1,386,086
SRA International, Inc. Class A (a)	82,400		4,964,600
TALX Corp.	135,000		2,451,600
Wright Express Corp.	15,000		256,500
			29,980,313
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	19,300		916,557
Semiconductors & Semiconductor Equipment - 4.5%
FormFactor, Inc. (a)	19,700		446,008
International Rectifier Corp. (a)	57,000		2,593,500
Lam Research Corp. (a)	23,600		681,096
Marvell Technology Group Ltd. (a)	1,108,800		42,511,383
O2Micro International Ltd. (a)	3,000		30,870
Samsung Electronics Co. Ltd.	24,496		12,085,496
SigmaTel, Inc. (a)	27,200		1,018,096
Tessera Technologies, Inc. (a)	93,500		4,042,005
Vitesse Semiconductor Corp. (a)	69,900		187,332
Volterra Semiconductor Corp.	22,400		302,400
			63,898,186
Software - 1.6%
Activision, Inc. (a)	222,566		3,293,977
Adobe Systems, Inc.	80,353		5,397,311
Altiris, Inc. (a)	61,900		1,476,315
Autodesk, Inc.	77,600		2,309,376
Cognos, Inc. (a)	84,100		3,540,211
Common Stocks - continued
	Shares		Value
INFORMATION TECHNOLOGY - continued
Software - continued
Kronos, Inc. (a)	4,052		$ 207,098
Macrovision Corp. (a)	3,100		70,649
Microsoft Corp.	38,100		920,877
NAVTEQ Corp.	10,200		442,170
NDS Group PLC sponsored ADR (a)	16,200		562,626
Quality Systems, Inc.	15,758		667,194
Symantec Corp. (a)	115,700		2,467,881
Take-Two Interactive Software, Inc. (a)	20,000		782,000
THQ, Inc. (a)	4,100		115,374
TIBCO Software, Inc. (a)	29,200		217,540
			22,470,599
TOTAL INFORMATION TECHNOLOGY			246,467,105
MATERIALS - 9.0%
Chemicals - 1.9%
Albemarle Corp.	3,300		119,988
BASF AG sponsored ADR	5,000		352,750
Bayer AG	27,600		913,284
Crompton Corp.	47,600		694,960
Dow Chemical Co.	103,000		5,134,550
Great Lakes Chemical Corp.	32,200		1,034,264
Huntsman Corp.	75,200		1,753,664
Lyondell Chemical Co.	30,800		859,936
Nalco Holding Co.	56,900		1,071,427
NOVA Chemicals Corp.	71,700		3,062,694
Potash Corp. of Saskatchewan	40,800		3,580,036
PPG Industries, Inc.	9,100		650,832
Praxair, Inc.	141,900		6,791,334
Rohm & Haas Co.	20,200		969,600
Westlake Chemical Corp.	19,200		621,120
			27,610,439
Construction Materials - 0.3%
Cemex SA de CV sponsored ADR	9,000		326,250
Florida Rock Industries, Inc.	7,650		449,973
Lafarge North America, Inc.	5,800		339,010
Lafarge SA (Bearer)	10,600		1,026,397
Rinker Group Ltd.	147,681		1,231,704
Common Stocks - continued
	Shares		Value
MATERIALS - continued
Construction Materials - continued
Texas Industries, Inc.	4,600		$ 247,250
Vulcan Materials Co.	8,700		494,421
			4,115,005
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	176,400		4,434,696
Metals & Mining - 6.5%
Aber Diamond Corp.	16,600		503,600
Alumina Ltd.	101,500		461,678
Anglo American PLC ADR	160,900		3,845,510
Arch Coal, Inc.	25,000		1,075,250
BHP Billiton Ltd. sponsored ADR	388,100		10,859,038
Caemi Mineracao E Metalurgia SA (PN) (a)	183,000		169,292
Carpenter Technology Corp.	38,500		2,287,285
Cleveland-Cliffs, Inc.	3,000		218,610
Companhia Vale do Rio Doce sponsored ADR	126,100		3,986,021
Compass Minerals International, Inc.	49,900		1,269,955
CONSOL Energy, Inc.	63,600		2,990,472
Eldorado Gold Corp. (a)	215,200		613,891
First Quantum Minerals Ltd.	180,000		3,350,256
Fording Canadian Coal Trust	6,900		632,548
Gabriel Resources Ltd. (a)	157,300		234,116
Gerdau SA sponsored ADR	20,300		334,950
Glamis Gold Ltd. (a)	362,300		5,625,925
Goldcorp, Inc.	332,975		4,746,559
IPSCO, Inc.	115,600		5,942,494
Ivanhoe Mines Ltd. (a)	34,000		255,829
Lionore Mining International Ltd. (a)	218,500		1,228,543
Meridian Gold, Inc. (a)	14,600		246,271
Minefinders Corp. Ltd. (a)	162,300		1,085,668
Newmont Mining Corp.	239,800		10,131,550
Nucor Corp.	81,100		4,668,116
Peabody Energy Corp.	76,800		3,560,448
Phelps Dodge Corp.	16,800		1,709,064
Placer Dome, Inc.	3,000		48,520
POSCO sponsored ADR	111,500		5,503,640
Rio Tinto PLC (Reg.)	231,900		7,522,256
Shore Gold, Inc. (a)	15,100		70,294
Southern African Resources PLC (a)	345,335		172,938
Sumitomo Metal Mining Co. Ltd.	52,000		391,364
Common Stocks - continued
	Shares		Value
MATERIALS - continued
Metals & Mining - continued
Teck Cominco Ltd. Class B (sub. vtg.)	57,800		$ 2,143,484
United States Steel Corp.	56,100		2,852,685
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	16,000		343,371
Xstrata PLC	58,700		1,120,376
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)	254,000		345,204
			92,547,071
TOTAL MATERIALS			128,707,211
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	14,900		375,629
Telefonica SA sponsored ADR	7,200		374,184
Telewest Global, Inc. (a)	151,415		2,693,673
			3,443,486
Wireless Telecommunication Services - 4.3%
America Movil SA de CV sponsored ADR	549,800		28,369,680
American Tower Corp. Class A (a)	27,500		501,325
Nextel Communications, Inc. Class A (a)	148,300		4,214,686
Nextel Partners, Inc. Class A (a)	521,578		11,453,853
NII Holdings, Inc. (a)	233,500		13,426,250
Telefonica Moviles SA sponsored ADR	40,000		470,000
Telesystem International Wireless, Inc. (a)	15,400		235,317
Vodafone Group PLC sponsored ADR	89,000		2,363,840
Western Wireless Corp. Class A (a)	19,500		740,220
			61,775,171
TOTAL TELECOMMUNICATION SERVICES			65,218,657
UTILITIES - 1.0%
Electric Utilities - 0.3%
Entergy Corp.	18,000		1,271,880
Exelon Corp.	2,000		91,780
PG&E Corp.	18,300		624,030
TXU Corp.	32,300		2,572,049
			4,559,739
Gas Utilities - 0.2%
Southern Union Co.	130,300		3,271,833
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. (a)	97,600		1,598,688
Common Stocks - continued
	Shares		Value
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
CMS Energy Corp. (a)	41,700		$ 543,768
Dominion Resources, Inc.	9,500		707,085
Duke Energy Corp.	140,600		3,938,206
NRG Energy, Inc. (a)	15,600		532,740
			7,320,487
TOTAL UTILITIES			15,152,059
TOTAL COMMON STOCKS (Cost $1,081,333,857)		1,222,355,916
Convertible Preferred Stocks - 0.0%

MATERIALS - 0.0%
Chemicals - 0.0%
Huntsman Corp. 5.00%	3,300		168,352
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $165,000)		168,352
Corporate Bonds - 0.1%
	Principal Amount (e)
Convertible Bonds - 0.1%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Protein Design Labs, Inc. 2% 2/15/12 (d)	$ 300,000		278,160
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	250,000		394,625
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. 4.5% 8/15/05	180,000		180,450
TOTAL CONVERTIBLE BONDS			853,235
Corporate Bonds - continued
		Principal Amount (e)		Value
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cable & Wireless International Finance 8.625% 3/25/19	GBP	240,000		$ 498,214
TOTAL CORPORATE BONDS (Cost $1,331,595)			1,351,449
U.S. Treasury Obligations - 1.6%

U.S. Treasury Bonds 5.375% 2/15/31		$ 9,900,000		10,789,842
U.S. Treasury Notes:
4.25% 8/15/13		2,210,000		2,179,354
4.25% 11/15/13		2,250,000		2,215,283
4.25% 8/15/14		2,600,000		2,549,625
4.75% 5/15/14		4,700,000		4,788,125
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,941,532)			22,522,229
Money Market Funds - 18.4%
		Shares
Fidelity Cash Central Fund, 2.73% (b)		218,062,162		218,062,162
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)		45,060,573		45,060,573
TOTAL MONEY MARKET FUNDS (Cost $263,122,735)				263,122,735
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $1,368,894,719)				1,509,520,681
NET OTHER ASSETS - (5.7)%			(81,888,743)
NET ASSETS - 100%			$ 1,427,631,938
Currency Abbreviation
GBP - British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $278,160 or 0.0% of net assets.

(e) Principal amount is stated in United States dollars unless otherwise noted.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,370,514,373. Net unrealized appreciation aggregated $139,006,308, of which $164,518,319 related to appreciated investment securities and $25,512,011 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Contrafund®

March 31, 2005

1.799873.101

CON-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.6%
	Shares		Value (000s)
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.1%
Bridgestone Corp.	1,823,000		$ 33,510
Automobiles - 0.5%
Harley-Davidson, Inc.	256,200		14,798
Honda Motor Co. Ltd.	465,000		23,287
Toyota Motor Corp.	5,479,400		203,779
			241,864
Hotels, Restaurants & Leisure - 2.7%
Aristocrat Leisure Ltd.	7,760,653		61,010
BJ's Restaurants, Inc. (a)	233,400		4,526
Boyd Gaming Corp.	1,434,100		74,788
Four Seasons Hotels, Inc. (ltd. vtg.)	603,500		42,491
Gaming VC Holdings SA	629,128		9,232
Greek Organization of Football Prognostics SA	387,484		11,291
Hilton Group PLC	6,129,502		34,866
Kerzner International Ltd. (a)	482,800		29,562
Krispy Kreme Doughnuts, Inc. (a)	1,116,700		8,520
Las Vegas Sands Corp.	934,300		42,044
Life Time Fitness, Inc.	432,900		11,680
Marriott International, Inc. Class A	479,000		32,026
P.F. Chang's China Bistro, Inc. (a)	730,150		43,663
Panera Bread Co. Class A (a)(d)	2,466,751		139,445
Penn National Gaming, Inc. (a)	1,229,424		36,120
Red Robin Gourmet Burgers, Inc. (a)(d)	1,205,553		61,375
Scientific Games Corp. Class A (a)	711,753		16,264
Shuffle Master, Inc. (a)(d)	2,062,383		59,727
Starbucks Corp. (a)	2,051,100		105,960
Starwood Hotels & Resorts Worldwide, Inc. unit	289,700		17,391
Station Casinos, Inc.	3,170,100		214,140
The Cheesecake Factory, Inc. (a)	848,364		30,075
William Hill PLC	6,585,807		68,575
Wynn Resorts Ltd. (a)	1,723,196		116,729
			1,271,500
Household Durables - 0.9%
Blount International, Inc. (a)	1,106,300		18,785
D.R. Horton, Inc.	3,333,852		97,482
Desarrolladora Homex SA de CV ADR	825,800		20,298
Fortune Brands, Inc.	784,300		63,238
Garmin Ltd.	223,100		10,334
Harman International Industries, Inc.	421,800		37,312
Common Stocks - continued
	Shares		Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home	327,200		$ 38,433
Mohawk Industries, Inc. (a)	293,500		24,742
Sharp Corp.	512,000		7,745
Tempur-Pedic International, Inc. (a)	1,500,600		28,001
Toll Brothers, Inc. (a)	881,400		69,498
			415,868
Internet & Catalog Retail - 0.4%
Blue Nile, Inc.	449,200		12,420
eBay, Inc. (a)	4,263,800		158,869
			171,289
Media - 1.3%
Citadel Broadcasting Corp. (a)	349,500		4,799
Getty Images, Inc. (a)	741,500		52,728
Lakes Entertainment, Inc. (a)	465,918		8,387
McGraw-Hill Companies, Inc.	451,100		39,358
Mediaset Spa	543,300		7,824
News Corp. Class A	2,220,540		37,572
Omnicom Group, Inc.	280,200		24,803
Pixar (a)	1,704,501		166,274
Rogers Communications, Inc. Class B (non-vtg.)	1,322,600		36,012
SBS Broadcasting SA (a)	1,065,690		47,594
Sirius Satellite Radio, Inc. (a)	3,410,991		19,170
Walt Disney Co.	619,200		17,790
Washington Post Co. Class B	58,470		52,272
XM Satellite Radio Holdings, Inc. Class A (a)	2,739,231		86,286
			600,869
Multiline Retail - 0.3%
Marks & Spencer Group PLC	776,700		5,078
Neiman Marcus Group, Inc. Class A	298,000		27,270
Nordstrom, Inc.	1,039,000		57,540
Target Corp.	1,228,800		61,465
			151,353
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A	155,200		8,884
American Eagle Outfitters, Inc.	1,243,400		36,742
bebe Stores, Inc.	580,400		19,705
Bed Bath & Beyond, Inc. (a)	1,220,800		44,608
Build-A-Bear Workshop, Inc.	570,700		17,492
Chico's FAS, Inc. (a)	5,644,100		159,502
Common Stocks - continued
	Shares		Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Guitar Center, Inc. (a)	556,300		$ 30,502
Halfords Group PLC	3,256,634		18,432
Hennes & Mauritz AB (H&M) (B Shares)	1,304,275		44,819
Inditex SA	503,900		15,069
Lowe's Companies, Inc.	160,500		9,163
New York & Co., Inc.	625,100		12,546
Office Depot, Inc. (a)	311,200		6,902
Pacific Sunwear of California, Inc. (a)	1,995,728		55,840
PETCO Animal Supplies, Inc. (a)	2,048,300		75,398
Regis Corp.	487,600		19,957
Signet Group PLC	8,160,737		16,578
Staples, Inc.	3,722,600		117,001
The Children's Place Retail Stores, Inc. (a)	215,600		10,295
TJX Companies, Inc.	3,561,400		87,717
Too, Inc. (a)	464,800		11,467
Urban Outfitters, Inc. (a)	2,803,500		134,484
Weight Watchers International, Inc. (a)	155,200		6,670
			959,773
Textiles, Apparel & Luxury Goods - 0.8%
Burberry Group PLC	5,980,194		46,278
Carter's, Inc. (a)	370,400		14,723
Coach, Inc. (a)	4,324,876		244,918
Geox Spa	579,400		5,038
NIKE, Inc. Class B	393,100		32,749
Polo Ralph Lauren Corp. Class A	400,300		15,532
Quiksilver, Inc. (a)	506,300		14,698
			373,936
TOTAL CONSUMER DISCRETIONARY			4,219,962
CONSUMER STAPLES - 5.8%
Beverages - 0.1%
Diageo PLC sponsored ADR	70,000		3,983
PepsiCo, Inc.	719,190		38,139
			42,122
Food & Staples Retailing - 1.5%
CVS Corp.	155,000		8,156
Sysco Corp.	5,764,000		206,351
Tesco PLC	11,617,313		69,484
Common Stocks - continued
	Shares		Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
United Natural Foods, Inc. (a)	1,171,148		$ 33,530
Wal-Mart de Mexico SA de CV Series V	4,650,300		16,318
Wal-Mart Stores, Inc.	582,600		29,194
Walgreen Co.	3,359,100		149,211
Whole Foods Market, Inc.	1,856,675		189,622
William Morrison Supermarkets PLC	8,501,794		31,490
			733,356
Food Products - 0.6%
Groupe Danone sponsored ADR	98,900		1,975
Hershey Foods Corp.	1,510,100		91,301
Kellogg Co.	1,830,000		79,184
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	97,200		3,976
Nestle SA (Reg.)	128,888		35,253
Wm. Wrigley Jr. Co.	939,200		61,583
			273,272
Household Products - 0.5%
Colgate-Palmolive Co.	3,582,000		186,873
Procter & Gamble Co.	590,400		31,291
Rayovac Corp. (a)	133,000		5,533
			223,697
Personal Products - 3.1%
Avon Products, Inc.	22,974,944		986,544
Gillette Co.	8,926,800		450,625
			1,437,169
TOTAL CONSUMER STAPLES			2,709,616
ENERGY - 12.2%
Energy Equipment & Services - 1.2%
Diamond Offshore Drilling, Inc.	197,900		9,875
Halliburton Co.	2,363,300		102,213
Lone Star Technologies, Inc. (a)	372,600		14,692
Maverick Tube Corp. (a)	407,500		13,248
Noble Corp.	129,600		7,285
Oil States International, Inc. (a)	388,800		7,990
Schlumberger Ltd. (NY Shares)	3,414,500		240,654
Smith International, Inc.	1,692,590		106,176
Common Stocks - continued
	Shares		Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Tenaris SA sponsored ADR	272,000		$ 16,731
Unit Corp. (a)	486,300		21,966
			540,830
Oil & Gas - 11.0%
Anadarko Petroleum Corp.	290,400		22,099
Apache Corp.	2,386,840		146,146
Ashland, Inc.	541,100		36,508
Bill Barrett Corp.	469,866		13,584
Blackrock Ventures, Inc. (a)(d)	6,987,000		61,008
BP PLC sponsored ADR	7,520,066		469,252
Burlington Resources, Inc.	3,076,520		154,041
Cairn Energy PLC (a)	387,909		8,525
Canadian Natural Resources Ltd.	141,200		7,981
Chesapeake Energy Corp.	4,401,600		96,571
China Petroleum & Chemical Corp. sponsored ADR	1,964,400		80,089
Cimarex Energy Co. (a)	194,500		7,586
Devon Energy Corp.	424,200		20,256
EnCana Corp.	17,427,024		1,231,012
Encore Acquisition Co. (a)	1,266,672		52,314
ENI Spa sponsored ADR	349,800		45,530
EOG Resources, Inc.	2,492,600		121,489
Exxon Mobil Corp.	9,362,200		557,987
Forest Oil Corp. (a)	194,600		7,881
Frontline Ltd. (NY Shares)	160,000		7,840
Houston Exploration Co. (a)	433,800		24,705
Imperial Oil Ltd.	828,300		63,023
Mariner Energy, Inc. (d)(e)	1,847,200		25,861
Murphy Oil Corp.	3,773,800		372,587
Newfield Exploration Co. (a)	217,600		16,159
Noble Energy, Inc.	534,500		36,357
Occidental Petroleum Corp.	1,027,200		73,106
OPTI Canada, Inc.	384,000		8,319
Patina Oil & Gas Corp.	639,500		25,580
PetroChina Co. Ltd. sponsored ADR	1,750,100		110,641
PetroKazakhstan, Inc. Class A	803,600		32,393
Petroleo Brasileiro SA Petrobras sponsored ADR	337,900		14,928
Premcor, Inc. (d)	6,476,930		386,543
Quicksilver Resources, Inc. (a)	1,745,300		85,048
Range Resources Corp.	2,375,500		55,492
Statoil ASA	1,669,700		28,455
Common Stocks - continued
	Shares		Value (000s)
ENERGY - continued
Oil & Gas - continued
Talisman Energy, Inc.	879,890		$ 30,113
Total SA sponsored ADR	2,430,700		284,951
Valero Energy Corp.	2,338,100		171,313
Whiting Petroleum Corp. New (a)	941,900		38,411
XTO Energy, Inc.	3,502,533		115,023
			5,146,707
TOTAL ENERGY			5,687,537
FINANCIALS - 11.9%
Capital Markets - 0.5%
Bear Stearns Companies, Inc.	73,900		7,383
BlackRock, Inc. Class A	118,400		8,872
Goldman Sachs Group, Inc.	319,300		35,120
Legg Mason, Inc.	669,900		52,346
Lehman Brothers Holdings, Inc.	1,300,200		122,427
Merrill Lynch & Co., Inc.	292,000		16,527
			242,675
Commercial Banks - 1.2%
East West Bancorp, Inc.	677,000		24,995
HSBC Holdings PLC sponsored ADR	897,707		71,278
M&T Bank Corp.	2,119,400		216,306
PrivateBancorp, Inc.	187,600		5,893
UCBH Holdings, Inc.	638,300		25,468
Wachovia Corp.	1,235,602		62,904
Wells Fargo & Co.	2,793,600		167,057
Westcorp	65,480		2,767
			576,668
Consumer Finance - 1.3%
American Express Co.	2,145,500		110,214
First Marblehead Corp. (a)	872,612		50,201
MBNA Corp.	2,693,600		66,128
SLM Corp.	7,244,500		361,066
			587,609
Diversified Financial Services - 0.6%
Brascan Corp. Class A (ltd. vtg.)	843,400		31,870
CapitalSource, Inc. (a)	806,300		18,545
Citigroup, Inc.	13,000		584
KKR Financial Corp. (e)	1,161,600		12,197
Common Stocks - continued
	Shares		Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Moody's Corp.	2,316,300		$ 187,296
Nasdaq Stock Market, Inc. (a)	388,300		4,155
			254,647
Insurance - 7.1%
ACE Ltd.	1,019,200		42,062
AFLAC, Inc.	844,300		31,459
Allstate Corp.	6,363,100		343,989
American International Group, Inc.	7,785,026		431,368
Assurant, Inc.	2,599,500		87,603
Berkshire Hathaway, Inc. Class A (a)	13,311		1,158,057
Brit Insurance Holdings PLC	13,779,500		21,092
Endurance Specialty Holdings Ltd.	1,220,500		46,184
Everest Re Group Ltd.	2,682,720		228,326
Genworth Financial, Inc. Class A	1,037,600		28,555
HCC Insurance Holdings, Inc.	1,741,800		62,983
IPC Holdings Ltd.	563,800		22,146
Markel Corp. (a)	101,450		35,022
Mercury General Corp.	862,500		47,662
MetLife, Inc.	1,112,700		43,507
Montpelier Re Holdings Ltd. (d)	5,020,900		176,485
PartnerRe Ltd.	1,353,600		87,443
Progressive Corp.	1,122,600		103,010
RenaissanceRe Holdings Ltd.	2,679,310		125,124
StanCorp Financial Group, Inc.	533,000		45,188
W.R. Berkley Corp.	1,752,400		86,919
Wesco Financial Corp.	1,760		678
White Mountains Insurance Group Ltd.	55,300		33,650
Willis Group Holdings Ltd.	866,000		31,929
			3,320,441
Real Estate - 0.3%
CB Richard Ellis Group, Inc. Class A	1,324,700		46,351
CBL & Associates Properties, Inc.	677,879		48,475
Equity Residential (SBI)	662,500		21,339
General Growth Properties, Inc.	232,900		7,942
Vornado Realty Trust	209,100		14,484
			138,591
Common Stocks - continued
	Shares		Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.9%
Doral Financial Corp.	418,475		$ 9,160
Golden West Financial Corp., Delaware	6,932,580		419,421
			428,581
TOTAL FINANCIALS			5,549,212
HEALTH CARE - 11.2%
Biotechnology - 1.9%
Affymetrix, Inc. (a)	155,200		6,649
Biogen Idec, Inc. (a)	640,600		22,107
Eyetech Pharmaceuticals, Inc. (a)	232,900		6,405
Genentech, Inc. (a)	14,569,200		824,762
Idenix Pharmaceuticals, Inc.	214,300		4,254
Invitrogen Corp. (a)	112,600		7,792
MannKind Corp.	196,100		2,791
ONYX Pharmaceuticals, Inc. (a)	699,800		21,939
Seattle Genetics, Inc. (a)(d)	2,477,300		12,733
ViaCell, Inc.	443,200		3,342
			912,774
Health Care Equipment & Supplies - 3.4%
Advanced Neuromodulation Systems, Inc. (a)(d)	1,493,652		40,045
Alcon, Inc.	2,665,800		238,029
American Medical Systems Holdings, Inc. (a)	1,558,000		26,766
Animas Corp.	724,800		14,648
Aspect Medical Systems, Inc. (a)	363,460		7,847
Bio-Rad Laboratories, Inc. Class A (a)	589,700		28,724
Boston Scientific Corp. (a)	359,100		10,518
C.R. Bard, Inc.	1,599,800		108,914
Cooper Companies, Inc.	885,078		64,522
DENTSPLY International, Inc. (d)	5,803,037		315,743
Fisher Scientific International, Inc. (a)	1,340,808		76,319
Gen-Probe, Inc. (a)	1,618,200		72,107
IDEXX Laboratories, Inc. (a)	919,880		49,821
Integra LifeSciences Holdings Corp. (a)	539,700		19,008
IntraLase Corp.	314,200		5,260
Intuitive Surgical, Inc. (a)	1,222,176		55,572
Kinetic Concepts, Inc.	1,214,500		72,445
Lumenis Ltd. (a)	1,857		4
Medtronic, Inc.	732,900		37,341
Nobel Biocare Holding AG (Switzerland)	177,383		37,324
Common Stocks - continued
	Shares		Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Smith & Nephew PLC	3,917,824		$ 36,843
St. Jude Medical, Inc. (a)	2,523,300		90,839
Synthes, Inc.	613,409		68,188
Thermo Electron Corp. (a)	468,500		11,848
Ventana Medical Systems, Inc. (a)	690,400		25,862
Waters Corp. (a)	1,462,800		52,354
Zimmer Holdings, Inc. (a)	79,029		6,149
			1,573,040
Health Care Providers & Services - 3.7%
Advisory Board Co. (a)	194,398		8,495
Aetna, Inc.	6,304,960		472,557
American Healthways, Inc. (a)	698,000		23,048
Caremark Rx, Inc. (a)	641,700		25,527
DaVita, Inc. (a)	471,400		19,728
Matria Healthcare, Inc. (a)	713,400		21,909
Patterson Companies, Inc. (a)(d)	12,421,796		620,469
UnitedHealth Group, Inc.	4,572,890		436,162
VCA Antech, Inc. (a)	590,200		11,940
Ventiv Health, Inc. (a)	367,600		8,455
WebMD Corp. (a)	320,700		2,726
Wellcare Health Plans, Inc.	148,000		4,508
WellPoint, Inc. (a)	704,300		88,284
			1,743,808
Pharmaceuticals - 2.2%
American Pharmaceutical Partners, Inc. (a)	68,300		3,534
Cypress Bioscience, Inc. (a)	783,700		7,163
Johnson & Johnson	2,660,450		178,676
Novartis AG sponsored ADR	2,708,100		126,685
Novo Nordisk AS Series B	4,874,002		271,343
Pfizer, Inc.	935		25
Roche Holding AG (participation certificate)	3,068,956		328,840
Schering-Plough Corp.	5,195,900		94,306
Sepracor, Inc. (a)	128,100		7,354
			1,017,926
TOTAL HEALTH CARE			5,247,548
Common Stocks - continued
	Shares		Value (000s)
INDUSTRIALS - 10.5%
Aerospace & Defense - 1.0%
L-3 Communications Holdings, Inc.	619,600		$ 44,004
Lockheed Martin Corp.	4,866,995		297,179
Precision Castparts Corp.	672,114		51,759
Rockwell Collins, Inc.	248,800		11,840
United Technologies Corp.	377,300		38,356
			443,138
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	3,877,037		199,784
Expeditors International of Washington, Inc.	169,560		9,080
United Parcel Service, Inc. Class B	850,554		61,869
			270,733
Airlines - 0.6%
JetBlue Airways Corp. (a)	2,493,022		47,467
Jetsgo Corp.:
warrants (a)(f)	125,000		0
warrants (a)(f)	1		0
Class B (a)(f)	1,250,000		2,584
Ryanair Holdings PLC sponsored ADR (a)	4,925,806		215,603
			265,654
Building Products - 0.1%
Lennox International, Inc.	736,800		16,151
Masco Corp.	1,262,300		43,764
			59,915
Commercial Services & Supplies - 0.6%
Aramark Corp. Class B	3,563,500		93,649
Cendant Corp.	473,700		9,730
Consolidated Graphics, Inc. (a)	41,500		2,183
Corporate Executive Board Co.	213,200		13,634
Educate, Inc.	1,156,830		16,045
Laureate Education, Inc. (a)	1,290,080		55,203
PeopleSupport, Inc.	211,240		1,859
PHH Corp. (a)	264,930		5,794
Resources Connection, Inc. (a)	2,258,664		47,274
Robert Half International, Inc.	1,716,900		46,288
			291,659
Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV (NY Shares)	264,900		11,664
Common Stocks - continued
	Shares		Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	906,066		$ 47,043
Paul Y-ITC Construction Holdings Ltd.	23,170,000		7,427
			66,134
Electrical Equipment - 0.6%
American Power Conversion Corp.	942,300		24,603
Cooper Industries Ltd. Class A	2,945,800		210,684
Rockwell Automation, Inc.	426,900		24,180
Roper Industries, Inc.	273,700		17,927
Ultralife Batteries, Inc. (a)(d)	1,068,280		18,289
			295,683
Industrial Conglomerates - 2.7%
3M Co.	12,757,180		1,093,163
Carlisle Companies, Inc.	306,500		21,385
Hutchison Whampoa Ltd.	6,313,000		53,624
Siemens AG sponsored ADR	542,300		42,874
Tyco International Ltd.	1,145,400		38,715
			1,249,761
Machinery - 3.3%
A.S.V., Inc. (a)	475,200		18,839
Bucyrus International, Inc. Class A	678,800		26,514
Caterpillar, Inc.	1,586,100		145,033
Cummins, Inc.	1,710,600		120,341
Danaher Corp.	9,448,440		504,641
Deere & Co.	507,500		34,068
Eaton Corp.	345,500		22,596
Harsco Corp.	226,900		13,526
Ingersoll-Rand Co. Ltd. Class A	706,300		56,257
ITT Industries, Inc.	95,800		8,645
Joy Global, Inc.	2,241,600		78,590
Oshkosh Truck Co.	379,200		31,091
PACCAR, Inc.	4,134,456		299,293
Pall Corp.	304,400		8,255
Parker Hannifin Corp.	382,700		23,314
Volvo AB ADR	3,211,100		142,573
			1,533,576
Common Stocks - continued
	Shares		Value (000s)
INDUSTRIALS - continued
Marine - 0.0%
Alexander & Baldwin, Inc.	215,700		$ 8,887
Stolt-Nielsen SA	271,600		9,729
			18,616
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	773,800		41,731
Canadian National Railway Co.	1,299,700		82,051
Heartland Express, Inc.	1,972,305		37,770
Knight Transportation, Inc.	1,122,451		27,691
Laidlaw International, Inc. (a)	332,300		6,912
Landstar System, Inc. (a)	2,378,652		77,901
Norfolk Southern Corp.	233,300		8,644
Yellow Roadway Corp. (a)	1,151,940		67,435
			350,135
Trading Companies & Distributors - 0.1%
Fastenal Co.	573,088		31,697
Mitsui & Co. Ltd.	1,556,000		14,352
MSC Industrial Direct Co., Inc. Class A	731,400		22,352
			68,401
Transportation Infrastructure - 0.0%
International Shipping Enterprises, Inc. unit	2,325,600		20,930
TOTAL INDUSTRIALS			4,934,335
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 1.5%
Comverse Technology, Inc. (a)	2,200,400		55,494
Ditech Communications Corp. (a)(d)	1,720,891		21,460
Harris Corp.	3,535,600		115,437
Plantronics, Inc.	845,700		32,204
QUALCOMM, Inc.	7,171,000		262,817
Research In Motion Ltd. (a)	2,880,500		220,813
Telefonaktiebolaget LM Ericsson ADR (a)	330,891		9,331
			717,556
Computers & Peripherals - 1.2%
Apple Computer, Inc. (a)	6,237,100		259,900
Avid Technology, Inc. (a)	638,600		34,561
Dell, Inc. (a)	4,322,518		166,071
Hewlett-Packard Co.	178,600		3,918
NCR Corp. (a)	1,017,200		34,320
Common Stocks - continued
	Shares		Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Network Appliance, Inc. (a)	267,900		$ 7,410
Novatel Wireless, Inc.	118,900		1,278
Seagate Technology	1,864,600		36,453
			543,911
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A	1,721,830		63,777
Cogent, Inc.	597,660		15,049
Dionex Corp. (a)	170,400		9,287
Dolby Laboratories, Inc. Class A	221,200		5,198
FARO Technologies, Inc. (a)	38,000		895
FLIR Systems, Inc. (a)(d)	5,989,200		181,473
Hon Hai Precision Industries Co. Ltd.	17,612,200		78,262
National Instruments Corp.	993,245		26,867
Symbol Technologies, Inc.	3,190,700		46,233
Trimble Navigation Ltd. (a)	423,900		14,332
Xyratex Ltd.	281,500		5,264
			446,637
Internet Software & Services - 3.1%
Akamai Technologies, Inc. (a)	4,765,307		60,662
Boss Media AB (a)	1,640,000		7,259
Digital River, Inc. (a)	790,196		24,623
Google, Inc. Class A (sub. vtg.)	2,489,136		449,314
InfoSpace, Inc. (a)	479,990		19,598
Marchex, Inc. Class B	1,035,245		19,297
Websense, Inc. (a)	706,817		38,027
Yahoo!, Inc. (a)	24,446,324		828,730
			1,447,510
IT Services - 1.9%
Alliance Data Systems Corp. (a)	2,552,800		103,133
Anteon International Corp. (a)(d)	1,851,300		72,071
Cognizant Technology Solutions Corp. Class A (a)	5,589,486		258,234
Fiserv, Inc. (a)	437,600		17,416
Global Payments, Inc.	154,800		9,983
Infosys Technologies Ltd. sponsored ADR	3,636,900		268,149
Kanbay International, Inc.	732,598		14,989
Ness Technologies, Inc.	1,197,212		14,343
SRA International, Inc. Class A (a)(d)	1,744,300		105,094
Wright Express Corp.	582,400		9,959
			873,371
Common Stocks - continued
	Shares		Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Canon, Inc.	172,900		$ 9,267
Zebra Technologies Corp. Class A (a)	779,750		37,030
			46,297
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	2,802,600		101,286
FormFactor, Inc. (a)	379,600		8,594
International Rectifier Corp. (a)	2,209,300		100,523
Lam Research Corp. (a)	147,100		4,245
Marvell Technology Group Ltd. (a)(d)	15,845,200		607,505
Samsung Electronics Co. Ltd.	1,144,620		564,717
SigmaTel, Inc. (a)	583,200		21,829
Tessera Technologies, Inc. (a)	1,578,800		68,252
Texas Instruments, Inc.	77,600		1,978
Vitesse Semiconductor Corp. (a)	722,200		1,935
Volterra Semiconductor Corp.	325,300		4,392
			1,485,256
Software - 1.4%
Activision, Inc. (a)	4,810,772		71,199
Adobe Systems, Inc.	2,646,580		177,771
Altiris, Inc. (a)(d)	2,623,874		62,579
Autodesk, Inc.	2,248,936		66,928
Cognos, Inc. (a)	1,677,850		70,630
Kronos, Inc. (a)	407,080		20,806
Macrovision Corp. (a)	331,550		7,556
Microsoft Corp.	1,157,600		27,979
NAVTEQ Corp.	671,900		29,127
NDS Group PLC sponsored ADR (a)	261,100		9,068
Quality Systems, Inc.	354,018		14,989
Symantec Corp. (a)	4,492,148		95,818
THQ, Inc. (a)	269,800		7,592
			662,042
TOTAL INFORMATION TECHNOLOGY			6,222,580
MATERIALS - 8.3%
Chemicals - 1.7%
Albemarle Corp.	126,300		4,592
BASF AG sponsored ADR	104,800		7,394
Bayer AG	466,400		15,433
Common Stocks - continued
	Shares		Value (000s)
MATERIALS - continued
Chemicals - continued
Celanese Corp. Class A	2,156,400		$ 38,794
Crompton Corp.	499,600		7,294
Cytec Industries, Inc.	12,000		651
Dow Chemical Co.	2,197,100		109,525
Ecolab, Inc.	5,786,600		191,247
Great Lakes Chemical Corp.	425,800		13,677
Huntsman Corp.	1,205,300		28,108
Lyondell Chemical Co.	451,800		12,614
Monsanto Co.	15,800		1,019
Nalco Holding Co.	1,755,500		33,056
NOVA Chemicals Corp.	1,965,500		83,957
Potash Corp. of Saskatchewan	1,694,800		148,712
PPG Industries, Inc.	108,900		7,789
Praxair, Inc.	1,645,500		78,754
Rohm & Haas Co.	512,600		24,605
Westlake Chemical Corp.	233,400		7,550
			814,771
Construction Materials - 0.3%
Cemex SA de CV sponsored ADR	213,400		7,736
Eagle Materials, Inc.	353,200		28,588
Florida Rock Industries, Inc.	155,300		9,135
Lafarge North America, Inc.	156,214		9,131
Lafarge SA (Bearer)	232,800		22,542
Rinker Group Ltd.	2,979,088		24,846
Texas Industries, Inc.	226,000		12,148
Vulcan Materials Co.	149,600		8,502
			122,628
Containers & Packaging - 0.2%
Ball Corp.	176,516		7,322
Owens-Illinois, Inc. (a)	3,818,270		95,991
			103,313
Metals & Mining - 6.1%
Aber Diamond Corp.	2,090,900		63,433
Alumina Ltd.	3,947,700		17,956
Anglo American PLC ADR	4,739,725		113,279
Apex Silver Mines Ltd. (a)	190,900		3,058
Arch Coal, Inc.	469,900		20,210
BHP Billiton Ltd. sponsored ADR	8,446,600		236,336
Common Stocks - continued
	Shares		Value (000s)
MATERIALS - continued
Metals & Mining - continued
Caemi Mineracao E Metalurgia SA (PN) (a)	17,685,000		$ 16,360
Carpenter Technology Corp.	983,900		58,453
Cleveland-Cliffs, Inc.	194,600		14,181
Companhia Vale do Rio Doce sponsored ADR	3,921,700		123,965
Compania de Minas Buenaventura SA sponsored ADR	1,786,100		40,687
Compass Minerals International, Inc.	1,490,600		37,936
CONSOL Energy, Inc.	1,043,300		49,056
Dofasco, Inc.	192,500		5,674
Eldorado Gold Corp. (a)	6,342,700		18,094
First Quantum Minerals Ltd.	1,712,800		31,880
Fording Canadian Coal Trust	229,100		21,002
Freeport-McMoRan Copper & Gold, Inc. Class B	2,140,708		84,793
Gerdau SA sponsored ADR	388,900		6,417
Glamis Gold Ltd. (a)(d)	7,724,400		119,947
Goldcorp, Inc.	13,148,078		187,426
International Steel Group, Inc. (a)	314,500		12,423
IPSCO, Inc. (d)	2,910,300		149,606
Ivanhoe Mines Ltd. (a)	3,256,200		24,501
Lionore Mining International Ltd. (a)	4,574,900		25,723
Meridian Gold, Inc. (a)	658,100		11,101
Newcrest Mining Ltd.	2,197,600		29,546
Newmont Mining Corp.	9,161,149		387,059
Nucor Corp.	3,370,900		194,029
Peabody Energy Corp.	1,985,800		92,062
Phelps Dodge Corp.	500,000		50,865
Placer Dome, Inc.	567,800		9,183
POSCO sponsored ADR	2,408,500		118,884
Rio Tinto PLC (Reg.)	7,552,643		244,989
Shore Gold, Inc. (a)	1,154,700		5,375
Southern African Resources PLC (a)(d)	26,509,158		13,275
Sumitomo Metal Mining Co. Ltd.	1,028,000		7,737
Teck Cominco Ltd. Class B (sub. vtg.)	1,440,000		53,402
United States Steel Corp.	1,455,700		74,022
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	311,100		6,676
Xstrata PLC	2,088,600		39,864
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)	5,332,000		7,247
			2,827,712
TOTAL MATERIALS			3,868,424
Common Stocks - continued
	Shares		Value (000s)
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.1%
Citizens Communications Co.	981,800		$ 12,704
Philippine Long Distance Telephone Co. sponsored ADR	311,300		7,848
PT Indosat Tbk	13,172,500		6,641
Telefonica SA sponsored ADR	143,900		7,478
			34,671
Wireless Telecommunication Services - 3.4%
America Movil SA de CV sponsored ADR	8,184,000		422,294
American Tower Corp. Class A (a)	413,300		7,534
KDDI Corp.	5,359		26,539
MTN Group Ltd.	1,552,700		10,937
Nextel Communications, Inc. Class A (a)	15,150,500		430,577
Nextel Partners, Inc. Class A (a)	8,829,500		193,896
NII Holdings, Inc. (a)(d)	3,565,347		205,007
Telefonica Moviles SA sponsored ADR	666,600		7,833
Vodafone Group PLC sponsored ADR	9,290,400		246,753
Western Wireless Corp. Class A (a)	1,037,400		39,380
			1,590,750
TOTAL TELECOMMUNICATION SERVICES			1,625,421
UTILITIES - 0.9%
Electric Utilities - 0.5%
Entergy Corp.	863,800		61,036
Exelon Corp.	833,800		38,263
PG&E Corp.	1,672,500		57,032
TXU Corp.	775,300		61,737
			218,068
Gas Utilities - 0.1%
Southern Union Co.	1,434,905		36,030
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	1,866,400		30,572
CMS Energy Corp. (a)	1,379,300		17,986
Dominion Resources, Inc.	125,800		9,363
Common Stocks - continued
	Shares		Value (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Duke Energy Corp.	3,083,700		$ 86,374
NRG Energy, Inc. (a)	715,800		24,445
			168,740
TOTAL UTILITIES			422,838
TOTAL COMMON STOCKS (Cost $28,458,976)		40,487,473
Convertible Preferred Stocks - 0.0%

MATERIALS - 0.0%
Chemicals - 0.0%
Huntsman Corp. 5.00%	125,000		6,377
Corporate Bonds - 0.1%
	Principal Amount (000s) (g)
Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Protein Design Labs, Inc. 2% 2/15/12 (e)	$ 21,350		19,796
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee 3.125% 1/15/23	10,860		17,143
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
LSI Logic Corp. 4% 5/15/10	8,070		7,331
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. 4.5% 8/15/05	7,900		7,920
TOTAL CONVERTIBLE BONDS			52,190
Corporate Bonds - continued
		Principal Amount (000s) (g)		Value (000s)
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cable & Wireless International Finance 8.625% 3/25/19	GBP	3,500		$ 7,266
TOTAL CORPORATE BONDS (Cost $59,873)			59,456
U.S. Treasury Obligations - 1.9%

U.S. Treasury Bonds 5.375% 2/15/31		$ 189,700		206,751
U.S. Treasury Notes:
4.25% 8/15/13		195,250		192,542
4.25% 11/15/13		194,800		191,794
4.25% 8/15/14		104,300		102,279
4.75% 5/15/14		175,800		179,096
TOTAL U.S. TREASURY OBLIGATIONS (Cost $875,975)			872,462
Money Market Funds - 12.7%
		Shares
Fidelity Cash Central Fund, 2.73% (b)		5,295,838,240		5,295,838
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)		615,059,523		615,060
TOTAL MONEY MARKET FUNDS (Cost $5,910,898)			5,910,898
Cash Equivalents - 0.0%
		Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.63%, dated 3/31/05 due 4/1/05) (Cost $8,582)		$ 8,583		8,582
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $35,320,554)			47,345,248
NET OTHER ASSETS - (1.3)%			(615,136)
NET ASSETS - 100%			$ 46,730,112
Currency Abbreviation
GBP - British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $57,854,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,584,000 or 0.0% of net assets.

(g) Principal amount is stated in United States dollars unless otherwise noted.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jetsgo Corp. warrants	3/1/04	$ 0
Jetsgo Corp. warrants	3/1/04	$ 0
Jetsgo Corp. Class B	3/1/04	$ 9,334
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advanced Neuromodulation Systems, Inc.	$ 61,398	$ 7,598	$ 7,635	$ -	$ 40,045
Altiris, Inc.	92,964	-	-	-	62,579
Anteon International Corp.	79,115	-	1,579	-	72,071
Avon Products, Inc.	1,000,161	-	118,696	4,009	-
Blackrock Ventures, Inc.	20,314	32,562	-	-	61,008
DENTSPLY International, Inc.	309,113	16,836	-	348	315,743
Ditech Communications Corp.	26,847	-	1,108	-	21,460
Everest Re Group Ltd.	263,890	-	22,660	295	-
FLIR Systems, Inc.	191,026	-	-	-	181,473
Glamis Gold Ltd.	144,251	-	11,057	-	119,947
Goldcorp, Inc.	195,510	3,860	18,547	5,473	-
IPSCO, Inc.	124,062	32,716	15,458	224	149,606
Mariner Energy, Inc.	-	25,861	-	-	25,861
Marvell Technology Group Ltd.	546,100	16,424	-	-	607,505
Montpelier Re Holdings Ltd.	193,054	-	-	29,422	176,485
NII Holdings, Inc.	166,210	3,229	-	-	205,007
Panera Bread Co. Class A	71,770	35,789	2,101	-	139,445
Patterson Companies, Inc.	533,931	5,304	-	-	620,469
Premcor, Inc.	272,588	587	-	130	386,543
Red Robin Gourmet Burgers, Inc.	61,039	3,011	-	-	61,375
Seattle Genetics, Inc.	16,177	-	-	-	12,733
Shuffle Master, Inc.	65,734	3,797	4,750	-	59,727
Sonic Solutions, Inc.	39,820	-	29,181	-	-
Southern African Resources PLC	21,399	-	1,751	-	13,275
SRA International, Inc. Class A	104,851	6,663	-	-	105,094
Ultralife Batteries, Inc.	20,778	-	-	-	18,289
USI Holdings Corp.	36,199	-	35,382	-	-
Total	$ 4,658,301	$ 194,237	$ 269,905	$ 39,901	$ 3,455,740
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $35,394,017,000. Net unrealized appreciation aggregated $11,951,231,000, of which $12,439,925,000 related to appreciated investment securities and $488,694,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 20, 2005